Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 42,398	$ 16,298
Less: accumulated depreciation and amortization	(10,575)	(9,942)
Property and equipment, net	31,823	6,356
Depreciation and amortization	6,011	2,567	$ 1,982
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	6,443	4,922
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,205	1,344
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	225	228
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	25,236	4,434
Capitalized internal-use software costs
Property, Plant and Equipment [Line Items]
Total property and equipment	8,289	5,370
Leasehold improvements, furniture and equipment, and electronic equipment
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,357	$ 455